Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Accounts Receivable, Net

	2017		2016
Trade receivables	Ps.	13,131	Ps.	11,769
The Coca-Cola Company (related party) (Note 13)		2,054		1,857
Loans to employees		96		145
FEMSA and subsidiaries (related parties) (Note 13)		402		549
Other related parties (Note 13)		317		368
Shareholders Vonpar (Note 13)		1,219		—
Other		825		768
Allowance for doubtful accounts on trade receivables		(468)		(451)

	Ps.	17,576	Ps.	15,005

Aging Analysis of Accounts Receivable

The carrying value of accounts receivable approximates its fair value as of December 31, 2017 and 2016.

Aging for trade receivables past due but not impaired	2017		2016
60-90 days	Ps.	89	Ps.	142
90-120 days		40		5
120 + days		5		25

Total	Ps.	134	Ps.	172

Disclosure of Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts

	2017		2016		2015
Balance at beginning of the year	Ps.	451	Ps.	283	Ps.	367
Allowance for the year		40		6		52
Charges and write-offs of uncollectible accounts		(62)		(3)		(62)
Added in business combinations		86		94		—
Effects of changes in foreign exchange rates		(45)		71		(74)
Effect Venezuela (Note 3.3)		(2)		—		—

Balance at end of the year	Ps.	468	Ps.	451	Ps.	283

Aging Analysis of Allowance for Doubtful Accounts

Aging of impaired trade receivables	2017		2016
60-90 days	Ps.	5	Ps.	6
90-120 days		14		13
120+ days		451		432
Effect of Venezuela (Note 3.3)		(2)		—

Total	Ps.	468	Ps.	451